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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: SEPTEMBER 30, 2002

Check here if Amendment [  ];      Amendment Number: _________________
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      ATALANTA/SOSNOFF CAPITAL CORP. (DELAWARE)
Address:   101 PARK AVENUE
           NEW YORK, NY 10178

13F File Number:  28-01162

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.



Person Signing this Report on Behalf of Reporting Manager:

Name:      KEVIN S. KELLY

Title:     SENIOR VICE PRESIDENT & CHIEF FINANCIAL OFFICER

Phone:     (212) 867-5000

Signature, Place, and Date of Signing:
                                       ----------------------------------------
/s/  Kevin S. Kelly                         New York, N.Y.             10/08/02
------------------------------------        ------------------         --------
[Signature]                                 [City, State]              [Date]


================================================================================

[X]     13F HOLDINGS REPORT     (Check here if all holdings of this reporting
                                manager are reported in this report.)
[ ]     13F NOTICE

[ ]     13F COMBINATION REPORT

================================================================================

                              FORM 13F SUMMARY PAGE

================================================================================

Report Summary:

Number of Other Included Managers:          ONE
                                            ---

Form 13F Information Table Entry Total:     121
                                            ---

Form 13F Information Table Value Total:     1,148,610 (thousands)
                                            ----------

List of Other Included Managers:


No.      13F File Number            Name

 2       28-01974                   Atalanta/Sosnoff Management Corporation
         -- -----




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
                                                Atalanta/Sosnoff Capital Corporation
                                                              FORM 13F
                                                              Delaware
                                                         September 30, 2002

                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- -------
ACE LIMITED ORD                COM              G0070K103    29206   986350 SH       Sole                            986350
ADVANCEPCS                     COM              00790K109     1464    65000 SH       Sole                             65000
AMERICAN INTL GROUP INC        COM              026874107    26699   488096 SH       Sole                            488096
AMERISOURCEBERGEN CORP         COM              03073E105     1071    15000 SH       Sole                             15000
ANHEUSER BUSCH COS INC         COM              035229103    11416   225622 SH       Sole                            225622
ANNTAYLOR STORES CORP          COM              036115103      576    25000 SH       Sole                             25000
ANTHEM INC                     COM              03674B104    32803   504666 SH       Sole                            504666
AOL TIME WARNER INC            COM              00184A105    23119  1975981 SH       Sole                           1975981
BALL CORP                      COM              058498106     1008    20000 SH       Sole                             20000
BANKAMERICA CORPORATION        COM              060505104    38060   596548 SH       Sole                            596548
BERKSHIRE HATHAWAY INC DEL     COM              084670207     2650     1075 SH       Sole                              1075
CAREMARK RX INC                COM              141705103     3164   186100 SH       Sole                            186100
CHARMING SHOPPES INC           COM              161133103      641    95000 SH       Sole                             95000
CISCO SYS INC                  COM              17275R102    28367  2706758 SH       Sole                           2706758
CITIGROUP INC                  COM              172967101    47674  1607887 SH       Sole                           1607887
CLEAR CHANNEL COMMUNICATIONS   COM              184502102    20023   576197 SH       Sole                            576197
COSTCO WHSL CORP NEW           COM              22160K105    13013   402010 SH       Sole                            402010
CROWN CORK & SEAL INC          COM              228255105     1566   298200 SH       Sole                            298200
CUMULUS MEDIA INC              COM              231082108      353    20000 SH       Sole                             20000
DELL COMPUTER CORP             COM              247025109    10102   429670 SH       Sole                            429670
ECHOSTAR COMMUNICATIONS CORP   COM              278762109    22526  1302100 SH       Sole                           1302100
EQUITY OFFICE PROPERTIES TRUST COM              294741103     6831   264550 SH       Sole                            264550
EXPRESS SCRIPTS INC            COM              302182100    31861   584400 SH       Sole                            584400
FIRST DATA CORP                COM              319963104    16138   577404 SH       Sole                            577404
FLEETBOSTON FINL CORP          COM              339030108     1017    50000 SH       Sole                             50000
HANGER ORTHOPEDIC GROUP INC    COM              41043F208      636    40000 SH       Sole                             40000
HCA- HEALTHCARE CO             COM              404119109     4999   105000 SH       Sole                            105000
HEWLETT PACKARD CO             COM              428236103     9349   801100 SH       Sole                            801100
JOHNSON & JOHNSON              COM              478160104    22104   408725 SH       Sole                            408725
LOEWS CORP CAROLINA GROUP      COM              540424207      551    29300 SH       Sole                             29300
LOWES COS INC                  COM              548661107    33612   811880 SH       Sole                            811880
MBNA CORP                      COM              55262L100      551    30000 SH       Sole                             30000
MICROSOFT CORP                 COM              594918104    39469   902364 SH       Sole                            902364
MURPHY OIL CORP                COM              626717102     2872    35000 SH       Sole                             35000
NEOWARE SYSTEMS INC            COM              64065P102      973    70000 SH       Sole                             70000
NEXTEL COMMUNICATIONS INC      COM              65332V103    21145  2800650 SH       Sole                           2800650
OXFORD HEALTH PLANS INC        COM              691471106    46235  1187348 SH       Sole                           1187348
PEP BOYS MANNY MOE & JACK      COM              713278109      431    35200 SH       Sole                             35200
PETSMART INC                   COM              716768106     3028   170000 SH       Sole                            170000
PFIZER INC                     COM              717081103    26684   919500 SH       Sole                            919500
PHILIP MORRIS COS INC          COM              718154107    18875   486465 SH       Sole                            486465
RENAISSANCE RE HOLDINGS LTD    COM              G7496G103    31863   843172 SH       Sole                            843172
SABRE PARTNERS L.P.            COM                             367      500 SH       Sole                               500
SEARS ROEBUCK & CO             COM              812387108    18459   473300 SH       Sole                            473300
SLM CORP                       COM              78442P106     3260    35000 SH       Sole                             35000
TAIWAN SEMICONDUCTOR MFG CO AD COM              874039100     9305  1465316 SH       Sole                           1465316
TYCO INTERNATIONAL LTD NEW     COM              902124106     1692   120000 SH       Sole                            120000
UNIVERSAL HEALTH SVCS INC      COM              913903100    30086   588200 SH       Sole                            588200
VERITAS SOFTWARE               COM              923436109     2166   147643 SH       Sole                            147643
VIACOM INC CL B                COM              925524308    24992   616332 SH       Sole                            616332
WAL MART STORES INC            COM              931142103    12098   245702 SH       Sole                            245702
WELLPOINT HEALTH NTWRKS NEW    COM              94973H108    70240   958250 SH       Sole                            958250
WESTWOOD ONE INC               COM              961815107      536    15000 SH       Sole                             15000
REPORT SUMMARY                 53 DATA RECORDS              807927            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED



Do not save this screen as a text file. This report automatically creates the text file 13ftable.txt, which meets all SEC filing requirements. For details on the location of this text file, see your 705 Report documentation.

                                                Atalanta/Sosnoff Capital Corporation
                                                              FORM 13F
                                                             Management
                                                         September 30, 2002

                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- -------
ABBOTT LABS                    COM              002824100     1131    27995 SH       Sole                             27995
ACE LIMITED ORD                COM              G0070K103    12484   421598 SH       Sole                            421598
ADVANCEPCS                     COM              00790K109      505    22400 SH       Sole                             22400
AIR PRODS & CHEMS INC          COM              009158106      300     7136 SH       Sole                              7136
AMERICAN EXPRESS CO            COM              025816109      875    28070 SH       Sole                             28070
AMERICAN INTL GROUP INC        COM              026874107    10143   185422 SH       Sole                            185422
ANHEUSER BUSCH COS INC         COM              035229103     5711   112856 SH       Sole                            112856
ANTHEM INC                     COM              03674B104    12161   187096 SH       Sole                            187096
AOL TIME WARNER INC            COM              00184A105     9225   788457 SH       Sole                            788457
AT&T CORP COM                  COM              001957109      575    47836 SH       Sole                             47836
BANKAMERICA CORPORATION        COM              060505104    12815   200856 SH       Sole                            200856
BARNES & NOBLE INC COM         COM              067774109      785    37100 SH       Sole                             37100
BERKSHIRE HATHAWAY INC DEL     COM              084670207      791      321 SH       Sole                               321
CAPITAL ONE FINANCIAL CORP     COM              14040H105     1260    36095 SH       Sole                             36095
CISCO SYS INC                  COM              17275R102     9982   952450 SH       Sole                            952450
CITIGROUP INC                  COM              172967101    18033   608190 SH       Sole                            608190
CLEAR CHANNEL COMMUNICATIONS   COM              184502102     6526   187811 SH       Sole                            187811
COMPUTER SCIENCES CORP         COM              205363104      291    10466 SH       Sole                             10466
COSTCO WHSL CORP NEW           COM              22160K105     3909   120764 SH       Sole                            120764
CRESCENT R E EQUITIES INC      COM              225756105      246    15700 SH       Sole                             15700
DELL COMPUTER CORP             COM              247025109     4786   203566 SH       Sole                            203566
ECHOSTAR COMMUNICATIONS CORP   COM              278762109     7324   423380 SH       Sole                            423380
ELECTRONIC DATA SYSTEMS CORP   COM              285661104      231    16550 SH       Sole                             16550
EQUITY OFFICE PROPERTIES TRUST COM              294741103     1552    60110 SH       Sole                             60110
EXPRESS SCRIPTS INC            COM              302182100    11328   207771 SH       Sole                            207771
EXXON MOBIL CORP               COM              30231G102      263     8240 SH       Sole                              8240
FEDERATED DEPT STORES INC      COM              31410H101      234     7950 SH       Sole                              7950
FELCOR LODGING TR INC          COM              31430F101      129    10058 SH       Sole                             10058
FIRST DATA CORP                COM              319963104     6814   243785 SH       Sole                            243785
FLEETBOSTON FINL CORP          COM              339030108      354    17406 SH       Sole                             17406
GENERAL ELEC CO                COM              369604103     2027    82250 SH       Sole                             82250
GENERAL MTRS CORP              COM              370442105      716    18400 SH       Sole                             18400
GRAYD RESOURCE CORP            COM              388902108        1    10000 SH       Sole                             10000
HEWLETT PACKARD CO             COM              428236103     5312   455154 SH       Sole                            455154
HOME DEPOT INC                 COM              437076102      545    20877 SH       Sole                             20877
IBM CORP                       COM              459200101     2158    37003 SH       Sole                             37003
INCA PACIFIC RESOURCES INC     COM              45324A101        3    25000 SH       Sole                             25000
INTEL CORP                     COM              458140100      389    27993 SH       Sole                             27993
J P MORGAN CHASE & CO          COM              46625H100      451    23769 SH       Sole                             23769
JOHNSON & JOHNSON              COM              478160104    11454   211798 SH       Sole                            211798
LOWES COS INC                  COM              548661107    12501   301959 SH       Sole                            301959
MCDONALDS CORP                 COM              580135101     1013    57372 SH       Sole                             57372
MERCK & CO INC                 COM              589331107     1650    36107 SH       Sole                             36107
METLIFE INC                    COM              59156R108      653    28700 SH       Sole                             28700
MICROSOFT CORP                 COM              594918104    15835   362027 SH       Sole                            362027
NEXTEL COMMUNICATIONS INC      COM              65332V103     7981  1057062 SH       Sole                           1057062
NOKIA CORP SPONSORED ADR       COM              654902204      612    46216 SH       Sole                             46216
NORTH FORK BANCORP INC N Y     COM              659424105     1290    34084 SH       Sole                             34084
OUTBACK STEAKHOUSE INC         COM              689899102      739    26900 SH       Sole                             26900
OXFORD HEALTH PLANS INC        COM              691471106    19847   509682 SH       Sole                            509682
PARLUX FRAGRANCES INC          COM              701645103       40    20000 SH       Sole                             20000
PFIZER INC                     COM              717081103    10476   361007 SH       Sole                            361007
PHILIP MORRIS COS INC          COM              718154107    12141   312908 SH       Sole                            312908
RENAISSANCE RE HOLDINGS LTD    COM              G7496G103    13383   354136 SH       Sole                            354136
ROBERT MONDAVI CORP CL A       COM              609200100      815    26750 SH       Sole                             26750
SABRE PARTNERS LP              COM                            1727     1727 SH       Sole                              1727
SEARS ROEBUCK & CO             COM              812387108     8717   223508 SH       Sole                            223508
TAIWAN SEMICONDUCTOR MFG CO AD COM              874039100     4936   777324 SH       Sole                            777324
TJX COS INC NEW                COM              872540109     1653    97216 SH       Sole                             97216
TORCHMARK CORP                 COM              891027104      387    11300 SH       Sole                             11300
UNIVERSAL HEALTH SVCS INC      COM              913903100    11564   226072 SH       Sole                            226072
VERITAS SOFTWARE               COM              923436109     3789   258267 SH       Sole                            258267
VIACOM INC CL B                COM              925524308     9334   230186 SH       Sole                            230186
WAL MART STORES INC            COM              931142103     8980   182363 SH       Sole                            182363
WELLPOINT HEALTH NTWRKS NEW    COM              94973H108    26336   359296 SH       Sole                            359296
WTS DIME BANCORP INC NEW       COM              25429Q110        2    25800 SH       Sole                             25800
ZIMMER HOLDINGS INC            COM              98956P102      265     6902 SH       Sole                              6902
ATALANTA/SOSNOFF FUND                           046905105      199 22525.021SH       Sole                         22525.021
REPORT SUMMARY                 68 DATA RECORDS              340683            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED



Do not save this screen as a text file. This report automatically creates the text file 13ftable.txt, which meets all SEC filing requirements. For details on the location of this text file, see your 705 Report documentation.